Shareholders’ Equity	12 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on June 30, 2021. The authorized number of ordinary shares is 500,000,000 with par value of $0.0001 per share. On June 30, 2021, the Company issued 10,000 to six shareholders. On September 18, 2021, the Company issued 14,990,000 ordinary shares to six existing shareholders and eight new shareholders. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260.

On January 24, 2022, the Company issued 7,500,000 ordinary shares, to all existing shareholders on a pro rata basis. Cash consideration of $750 for the issuance of 7,500,000 ordinary shares was all received on March 4, 2022. The issuance of the 7,500,000 shares was for initial capitalization structure purposes.

On May 5, 2022, the Company issued an aggregated 468,000 shares of ordinary shares to all fourteen existing shareholders and to two new investors for cash consideration of $46.80 that was received on May 6, 2022.

On May 5, 2022, the Company issue an aggregated 1,032,000 ordinary shares to two new investors for cash consideration of $895,000. The cash consideration was all received in August and September 2021.

On October 22, 2023, the Company entered into a share purchase agreement with a third-party investor, pursuant to which the investor agreed to purchase 1,000,000 ordinary shares at a purchase price of $5.00 per share for a total consideration of $5,000,000. The consideration was received by the Company on October 24, 2023 and the Company issued 1,000,000 ordinary shares on October 25, 2023.

The cash consideration of $4,999,823 was all received on October 24, 2023.

On April 1, 2024, the Company closed its initial public offering (“IPO”) of 2,000,000 ordinary shares, priced at $5.00 per share, and received the cash consideration of $8,783,700 after deducting underwriting discounts and expenses. The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-262412, “Form F-1”), originally filed with the SEC on January 28, 2022 (as amended). The Form F-1 was declared effective by the SEC on March 25, 2024, and commenced trading under the ticker symbol “UBXG”.

As a result, the Company had 27,000,000 shares and 24,000,000 shares issued and outstanding as of June 30, 2024 and 2023, respectively.

Statutory reserves and restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries are required to annually appropriate 10% of their net after-tax income to a statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As of June 30, 2024 and 2023, the Company’s PRC entities collectively attributed $570,807 and $300,171 of retained earnings to their statutory reserves, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC accounting standards and regulations, the PRC entities are restricted from transferring a portion of their net assets. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries. As of June 30, 2024 and 2023, the aggregate amounts of restricted net assets of the relevant PRC entities amounted to $187,696 and $447,704 respectively.